UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 139.4%
Corporate — 15.1%
New Jersey EDA, RB, AMT (a):
Continental Airlines, Inc. Project, 7.00%, 11/15/30	$925	$924,852
Disposal Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	500	537,600
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	175	183,176
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	300	310,281
		1,955,909
County/City/Special District/School District — 18.8%
City of Margate City New Jersey, GO, Improvement, 5.00%, 1/15/27	125	135,240
City of Perth Amboy New Jersey, GO, CAB (AGM), 4.50%, 7/01/34 (b)	100	99,781
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	190	200,173
6.00%, 11/01/30	275	297,220
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	300	350,469
5.50%, 10/01/29	260	301,891
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.52%, 12/15/32 (c)	1,000	288,240
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	340	364,483
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (d)(e)	200	17,998
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	200	233,150
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.13%, 6/15/24	150	155,594
		2,444,239

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education — 28.8%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	$200	$207,942
Series CC-2, 5.00%, 12/15/32	200	207,216
Series S, 5.00%, 9/01/36	200	205,688
Series Y, 5.00%, 9/01/33	400	410,680
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	255	274,260
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series J, 5.25%, 7/01/38	100	104,977
Refunding Kean University, Series A, 5.50%, 9/01/36	240	258,305
New Jersey Educational Facilities Authority, Refunding RB:
Georgian Court University, Series D, 5.00%, 7/01/33	100	97,158
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	80	83,218
Rowan University, Series B (AGC), 5.00%, 7/01/24	255	277,399
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	175	203,401
New Jersey Higher Education Assistance Authority, Refunding RB Series 1A:
5.00%, 12/01/25	65	67,090
5.00%, 12/01/26	50	51,472
5.13%, 12/01/27	200	208,110
5.25%, 12/01/32	300	309,960
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/29	240	246,267
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	500	530,130
		3,743,273
Health — 20.3%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	150	126,488
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	60	55,454
5.88%, 1/01/37	110	95,206

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	$500	$492,675
Seabrook Village Inc. Facility, 5.25%, 11/15/26	140	123,361
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	230	251,130
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	250	253,897
Meridian Health, Series I (AGC), 5.00%, 7/01/38	100	101,408
Virtua Health (AGC), 5.50%, 7/01/38	150	157,148
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/32 (f)	70	69,782
Barnabas Health, Series A, 5.63%, 7/01/37 (f)	190	188,581
CAB, St. Barnabas Health, Series B, 5.89%, 7/01/30 (c)	500	152,570
CAB, St. Barnabas Health, Series B, 5.67%, 7/01/36 (c)	840	167,051
CAB, St. Barnabas Health, Series B, 5.73%, 7/01/37 (c)	900	167,265
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	250	238,412
		2,640,428
Housing — 11.5%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	210	213,897
S/F Housing, Series X, AMT, 4.85%, 4/01/16	500	511,840
S/F Housing, Series X, AMT, 5.05%, 4/01/18	215	225,720
Series A, 4.75%, 11/01/29	140	141,739
Series AA, 6.38%, 10/01/28	235	260,845
Series AA, 6.50%, 10/01/38	125	135,624
		1,489,665
State — 20.1%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	300	330,525
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	570	622,400

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Newark Downtown District Management Corp., 5.13%, 6/15/37	$100	$91,169
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	500	534,865
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	300	330,408
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc., Project, Series B, AMT, 5.60%, 11/01/34	150	158,724
School Facilities Construction, Series AA, 5.50%, 12/15/29	200	215,582
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/28	100	112,341
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	100	109,591
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	100	104,330
		2,609,935
Tobacco — 1.0%
Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds, Series 1A, 5.00%, 6/01/29	170	127,498
Transportation — 23.8%
Delaware River Port Authority of Pennsylvania and New Jersey, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	400	400,740
Series D, 5.00%, 1/01/40	95	97,818
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	300	315,888
New Jersey State Turnpike Authority, Refunding RB (AMBAC):
Series C, 6.50%, 1/01/16	160	188,360
Series C, 6.50%, 1/01/16 (g)	235	260,375
Series C-2005, 6.50%, 1/01/16 (g)	55	66,962
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	100	111,171
Series A, 6.00%, 6/15/35	450	516,622
Series A, 5.88%, 12/15/38	175	192,987
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	170	177,772
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	250	275,100

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
South Jersey Transportation Authority, RB, Series A (NPFGC), 4.50%, 11/01/35	$490	$478,745
		3,082,540
Total Municipal Bonds in New Jersey		18,093,487

Puerto Rico — 11.6%
County/City/Special District/School District — 3.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	250	269,540
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	205	222,696
		492,236
State — 5.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	365	382,618
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	205	271,723
		654,341
Utilities — 2.8%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	350	357,206
Total Municipal Bonds in Puerto Rico		1,503,783
Total Municipal Bonds – 151.0%		19,597,270

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New Jersey — 1.9%
Transportation — 1.9%
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	240	251,757
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 1.9%		251,757
Total Long-Term Investments (Cost – $19,523,645) – 152.9%		19,849,027

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	210,588	$210,588
Total Short-Term Securities (Cost - $210,588) – 1.6%		210,588
Total Investments (Cost - $19,734,233*) – 154.5%		20,059,615
Liabilities in Excess of Other Assets – (0.1)%		(16,616)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.2)%		(160,098)
AMPS, at Redemption Value – (53.2)%		(6,900,259)
Net Assets Applicable to Common Shares – 100.0%		$12,982,642

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,565,458
Gross unrealized appreciation	$834,638
Gross unrealized depreciation	(500,398)
Net unrealized appreciation	$334,240

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase Bank NA	$258,363	$2,182

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New Jersey Municipal Money Fund	209,983	605	210,588	$15

(j)	Represents the current yield as of report date.

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	3

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$19,849,027	—	$19,849,027
Short-Term Securities	$210,588	—	—	210,588
Total	$210,588	$19,849,027	—	$20,059,615

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 21, 2011